Average Annual Total Returns - Investor P - BLACKROCK LIFEPATH INDEX 2055 FUND - Investor P Shares	Apr. 30, 2021
Average Annual Return:
1 Year	8.67%
5 Years	10.58%
Since Inception	8.72%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	8.10%
5 Years	9.83%
Since Inception	8.01%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.22%
5 Years	8.13%
Since Inception	6.83%
Inception Date	May 31, 2011